ORDINARY SHARES (Details) - $ / shares	1 Months Ended			12 Months Ended
	Apr. 30, 2019	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2017
Class Of Stock [Line Items]
Ordinary shares, shares authorized							405,462,685
Ordinary shares, par value							$ 0.0001
Class B Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized				200,000,000		200,000,000
Ordinary shares, par value				$ 0.0001		$ 0.0001
Ordinary shares, shares issued				156,060,279	184,376,679	121,408,247
Ordinary shares, shares outstanding				156,060,279	184,376,679	121,408,247
Issuance of ordinary shares, shares	28,316,400
Number of ordinary shares granted to preference shareholders			12,064,825
Class A Ordinary Shares
Class Of Stock [Line Items]
Ordinary shares, shares authorized				9,800,000,000		9,800,000,000
Ordinary shares, par value				$ 0.0001		$ 0.0001
Ordinary shares, shares issued				91,459,708	57,303,093	128,736,916
Ordinary shares, shares outstanding				91,459,708	57,303,093	128,736,916
Issuance of ordinary shares, shares	3,174,600
Conversion of Series A, B-1 and B-2 preferred shares		13,359,788
Ordinary Shares
Class Of Stock [Line Items]
Conversion of Series A, B-1 and B-2 preferred shares					94,537,315
Number of ordinary shares granted to preference shareholders					12,064,825
Initial Public Offering | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares		41,600,000		3,174,600	41,600,000
Initial Public Offering | Ordinary Shares | Class B Ordinary Shares
Class Of Stock [Line Items]
Conversion of Series A, B-1 and B-2 preferred shares		94,537,315